New Accounting Standards	12 Months Ended
Feb. 24, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]	NEW ACCOUNTING STANDARDS
We evaluate all Accounting Standards Updates ("ASUs") issued by the Financial Accounting Standards Board ("FASB") for consideration of their applicability to our consolidated financial statements. We have assessed all ASUs issued but not yet adopted and concluded that those not disclosed are either not applicable to us or are not expected to have a material effect on our consolidated financial statements.
Accounting Standards Issued But Not Yet Adopted
In September 2022, the FASB issued ASU No. 2022-04, Liabilities - Supplier Finance Programs (Subtopic 405-50), which is intended to enhance transparency of supplier finance programs by requiring disclosure of key terms, amounts outstanding (including a rollforward of outstanding amounts) and a description of where such amounts are presented in the consolidated financial statements. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2022. We expect the adoption of this guidance will modify our disclosures but we do not expect it to have a material effect on our consolidated financial statements.